Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Quoted Prices in Active Market for Identical Assets (Level 1) CNY	Dec. 31, 2013 Quoted Prices in Active Market for Identical Assets (Level 1) CNY	Dec. 31, 2014 Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2013 Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2014 Significant Unobservable Inputs (Level 3) CNY
Fair Value Measurements
Time deposits-short term	$ 2,981,107,000	18,496,574,000	16,625,468,000	18,496,574,000	16,625,468,000
Time deposits-long term	108,468,000	673,000,000	500,000,000	673,000,000	500,000,000
Held-to-maturity securities-fixed rate investments		350,528,000				350,528,000
Other short-term investments		1,708,024,000	901,183,000			1,708,024,000	901,183,000
Total		21,228,126,000	18,026,651,000	19,169,574,000	17,125,468,000	2,058,552,000	901,183,000
Cost Method Investments, Fair Value Disclosure								0
Impairment charges of an cost method investment	$ 3,875,000	24,040,000